SCHEDULE OF ASSETS AND LIABILITIES RECURRING BASIS (Details) - Fair Value, Recurring [Member] - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Financial assets:
Total	$ 202,916	$ 162,706	$ 423
US Treasury Securities [Member]
Financial assets:
Total	201	4,203	198
Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Financial assets:
Total	105,863	99,425
Municipal Bonds [Member]
Financial assets:
Total	156	156	225
Agency Securities [Member]
Financial assets:
Total		2,003
Agency Guaranteed Student Loan Bonds [Member]
Financial assets:
Total	96,696	56,919
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Total	201	4,203	198
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Financial assets:
Total	201	4,203	198
Fair Value, Inputs, Level 1 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Financial assets:
Total
Fair Value, Inputs, Level 1 [Member] | Municipal Bonds [Member]
Financial assets:
Total
Fair Value, Inputs, Level 1 [Member] | Agency Securities [Member]
Financial assets:
Total
Fair Value, Inputs, Level 1 [Member] | Agency Guaranteed Student Loan Bonds [Member]
Financial assets:
Total
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Total	202,715	158,503	225
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Financial assets:
Total
Fair Value, Inputs, Level 2 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Financial assets:
Total	105,863	99,425
Fair Value, Inputs, Level 2 [Member] | Municipal Bonds [Member]
Financial assets:
Total	156	156	225
Fair Value, Inputs, Level 2 [Member] | Agency Securities [Member]
Financial assets:
Total		2,003
Fair Value, Inputs, Level 2 [Member] | Agency Guaranteed Student Loan Bonds [Member]
Financial assets:
Total	96,696	56,919
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Total
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Financial assets:
Total
Fair Value, Inputs, Level 3 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Financial assets:
Total
Fair Value, Inputs, Level 3 [Member] | Municipal Bonds [Member]
Financial assets:
Total
Fair Value, Inputs, Level 3 [Member] | Agency Securities [Member]
Financial assets:
Total
Fair Value, Inputs, Level 3 [Member] | Agency Guaranteed Student Loan Bonds [Member]
Financial assets:
Total